Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Mar. 29, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 5,587	$ 3,914
Work in progress	84	541
Retail inventories and manufactured finished goods	130,068	140,189
Total inventory	$ 135,739	$ 144,644